Income Taxes	12 Months Ended
Dec. 31, 2018
Income Taxes
Income Taxes

NOTE 6 - INCOME TAXES

A reconciliation of the provision for income taxes at the United States federal statutory rate compared to the Company’s income tax expense as reported is as follows:

	2018	2017
Net loss before income taxes per consolidated financial statements	$(8,096,408)	$(877,867)
Income tax rate	21%	35%
Income tax recovery	(1,700,300)	(307,300)
Non-deductible share-based payments	662,800	162,300
Non-deductible interest	22,800	10,100
Loss on settlement of debt	732,600	—
Valuation allowance change	282,100	134,900
Income tax expense (recovery)	$—	$—

The significant component of deferred income tax assets at December 31, 2018 and 2017 is as follows:

	2018	2017
Net operating loss carry-forward	$588,900	$306,800
Valuation allowance	(588,900)	(306,800)
Net deferred income tax asset	$—	$—

During the ended December 31, 2017, the deferred tax asset was decreased by $201,400 for the reduction in the enacted U.S Federal corporate tax rate from 35% in 2017 to 21% in 2018.

The amount taken into income as deferred income tax assets must reflect that portion of the income tax loss carry forwards that is more likely-than-not to be realized from future operations. The Company has chosen to provide a full valuation allowance against all available income tax loss carry forwards. The Company has recognized a valuation allowance for the deferred income tax asset since the Company cannot be assured that it is more likely than not that such benefit will be utilized in future years. The valuation allowance is reviewed annually. When circumstances change and which cause a change in management’s judgment about the realizability of deferred income tax assets, the impact of the change on the valuation allowance is generally reflected in current income.

As of December 31, 2018 and 2017 the Company has no unrecognized income tax benefits. The Company’s policy for classifying interest and penalties associated with unrecognized income tax benefits is to include such items as tax expense. No interest or penalties have been recorded during the year ended December 31, 2018 and 2017 and no interest or penalties have been accrued as of December 31, 2018 and 2017. As of December 31, 2018 and 2017, the Company did not have any amounts recorded pertaining to uncertain tax positions.

The tax years from 2009 and forward remain open to examination by federal and state authorities due to net operating loss and credit carryforwards. The Company is currently not under examination by the Internal Revenue Service or any other taxing authorities.